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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1324 4th Avenue, Suite 2144        Seattle, Washington             98101
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                              Richard S. McCormick

McCormick Capital Management    1324 4th Avenue, Suite 2144    Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:        September 30, 2008
                           -------------------------------

Date of reporting period:       June 30, 2008
                           -------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                 June 30, 2008
                                   (Unaudited)
================================================================================

            Bonds 90.6%

            U.S. Government/Agencies
Par Value   Notes and Bonds 25.0%                     Maturity        Coupon      Market Value
----------  ---------------------------------------  ----------     ----------    ------------
 $ 800,000  US Treasury Note                           02/15/10        3.500%     $    813,500
   250,000  US Treasury Note (c)                       03/31/10        1.750%          246,777
   500,000  Fed Farm Credit                            12/06/10        3.750%          503,720
   100,000  Federal Home Loan Bank                     10/20/11        5.250%          100,025
   200,000  Federal Home Loan Bank                     04/21/11        3.375%          198,663
   181,000  Tenn Valley Authority                      05/23/12        6.790%          199,449
   500,000  Tenn Valley Authority                      08/01/13        4.750%          511,845
   500,000  U.S. Treasury Note                         08/15/13        4.250%          521,640
   250,000  U.S. Treasury Note                         05/15/16        7.250%          307,168
   333,505  Fannie Mae                                 03/01/22        5.000%          330,200
   300,000  Fannie Mae                                 10/25/32        5.500%          303,342
                                                                                  ------------
              Total U.S. Government/Agencies Notes and Bonds                         4,036,329
                                                                                  ------------

            Securitized /Asset Backed Bonds 9.6%
            ---------------------------------------
    78,268  Fannie Mae (545171)                        08/01/14        5.500%           79,612
    42,130  GNMA (552372)                              02/15/17        6.000%           43,413
    45,869  GNMA (577742)                              09/15/17        5.500%           45,597
   131,000  Freddie Mac (2962 YE)                      09/15/18        4.500%          128,108
   141,814  GNMA (605079)                              03/15/19        4.000%          135,096
   200,000  Freddie Mac (2792 PY)                      11/15/24        4.000%          200,199
   102,353  Freddie Mac (FHR 1963 Z)                   01/15/27        7.500%          106,078
   293,476  Freddie Mac (FHR 2656 BD)                  04/15/28        5.000%          298,284
    83,943  Freddie Mac (FHR 2744 PC)                  01/15/31        5.500%           84,284
   120,415  Fannie Mae (633012)                        02/01/32        7.000%          127,258
   174,264  Fannie Mae (2002-93 A1)                    03/25/32        6.500%          177,849
   121,752  GNMA (G2SF POOL 3556)                      05/20/34        5.500%          121,187
                                                                                  ------------
              Total Securitized /Asset Backed Bonds                                  1,546,965
                                                                                  ------------

            Corporate Bonds Industrial - Basic 1.2%
            ---------------------------------------
   200,000  International Paper Co.                    01/15/09        4.250%          199,345
                                                                                  ------------

            Corporate Bonds
            Industrial - Communications 6.7%
            ---------------------------------------
   500,000  Comcast Cable Communication Inc.           11/15/08        6.200%          501,831
   400,000  Rogers Wireless Inc.                       12/15/12        7.250%          423,472
   150,000  GTE Corp.                                  04/15/18        6.840%          154,417
                                                                                  ------------
              Total Corporate Bonds Industrial - Communications                      1,079,720
                                                                                  ------------

            Corporate Bonds
            Industrial - Consumer Cyclical 1.7%
            ---------------------------------------
   285,000  Ford Motor Credit                          01/12/09        5.800%          272,134
                                                                                  ------------

            Corporate Bonds
            Industrial - Consumer Non-cyclical 4.6%
            ---------------------------------------
   400,000  Reynolds American Inc.                     06/15/11        6.060% (a)      380,000
   200,000  RJ Reynolds Tabacco HLDG                   06/01/12        7.250%          206,229
   150,000  Reynolds American Inc.                     06/01/12        7.250%          154,672
                                                                                  ------------
              Total Corporate Bonds Industrial - Consumer Non-cyclical                 740,901
                                                                                  ------------

            Corporate Bonds
            Industrial - Transportation 2.3%
            ---------------------------------------
   400,000  BNSF Funding Trust                         12/15/55        5.660% (b)      361,771
                                                                                  ------------

            Corporate Bonds
            Industrial - Technology 1.6%
            ---------------------------------------
   250,000  Xerox Corp.                                01/15/09        9.750%          257,343
                                                                                  ------------

            Corporate Bonds
            Utilities - Electric 21.5%
            ---------------------------------------
   100,000  Entergy Louisiana LLC                      11/01/10        5.830%           99,459
   150,000  Nevada Power Co.                           06/01/11        8.250%          161,279
   250,000  Hawaiian Electric Inds.                    08/15/11        6.141%          254,985
   350,000  Sierra Pacific Power Co.                   04/15/12        6.250%          358,389
   450,000  Oncor Electric                             05/01/12        6.375%          455,862
   350,000  Northeast Utilities                        06/01/13        5.650%          347,970
   120,000  AEP Texas Central Transition Fnd           07/01/15        5.090%          119,011
   350,000  CMS Energy Corp.                           07/17/17        6.550%          332,215
   100,000  Nevada Power Co.                           05/15/18        6.500%          101,973
   100,000  Centerpoint Energy Houston                 07/01/23        5.600%           89,842
   100,000  Northern St. Power - MN                    07/01/25        7.125%          109,822
   400,000  Swepco Capital Trust                       10/01/43        5.250% (b)      393,189
   750,000  Puget Sound Energy Inc.                    06/01/67        6.974% (b)      648,750
                                                                                  ------------
              Total Corporate Bonds Utilities - Electric                             3,472,746
                                                                                  ------------

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                 June 30, 2008
                                   (Unaudited)
================================================================================

            Corporate Bonds
Par Value   Utilities - Natural Gas 4.5%              Maturity        Coupon      Market Value
----------  -------------------------------------   ------------    ----------    ------------
 $ 300,000  TGT Pipeline LLC                           06/01/18        5.200%        $ 268,772
   460,000  Enterprise Products                        08/01/66        8.375% (b)      459,868
                                                                                  ------------
              Total Corporate Bonds Utilities - Natural Gas                            728,640
                                                                                  ------------

            Corporate Bonds Finance - Banking 3.0%
            ---------------------------------------
   250,000  Wachovia Corp                              08/01/13        5.700%          239,665
   300,000  Bank of America Corp                       12/18/28        5.966% (a)      246,603
                                                                                  ------------
              Total Corporate Bonds Finance - Banking                                  486,268
                                                                                  ------------

            Corporate Bonds
            Finance - Misc. Finance  0.6%
            ---------------------------------------
   100,000  CountryWide Home Loan                      09/15/09        4.125%           95,508
                                                                                  ------------

            Corporate Bonds Finance - Insurance 3.3%
            ---------------------------------------
   100,000  C.N.A. Financial Corp.                     08/15/12        8.375%          102,624
   475,000  Chubb Corp                                 03/29/49        6.375% (b)      434,504
                                                                                  ------------
              Total Corporate Bonds Finance - Insurance                                537,128
                                                                                  ------------

            Corporate Bonds Finance - REIT's 3.3%
            ---------------------------------------
   500,000  Trustreet Properties Inc.                  04/01/15        7.500%          533,107
                                                                                  ------------

            Miscellaneous Bonds - Energy 1.7%
            ---------------------------------------
   250,000  Petro Canada Ltd                           01/15/10        8.600%          268,612
                                                                                  ------------

              Total Value of Bonds                                                  14,616,517
              (Cost $14,922,590)                                                  ------------

   Shares   Preferred / Common Stock 5.2%
----------  ---------------------------------------                               ------------
    12,000  Bristol Myers Squibb Co.                                                   246,360
     7,000  XL Capital Ltd CI A                                                        143,920
    10,000  Stewart Info Services Corp.                                                193,400
    10,000  Freddie Mac Pfd                                                            243,000
                                                                                  ------------
              Total Preferred / Common Stock                                           826,680
                (cost $962,935)                                                   ------------

            Short Term Investments 4.6%
            ---------------------------------------
   487,194  PNC Bank Money Market                                                      487,194
   252,812  Institutional Money Market Trust (d)                                       252,812
                                                                                  ------------
              Total Short Term Investments (Cost $740,006)                             740,006

            Total Investments (Cost $16,625,531)         100.4%                     16,183,203
            Liabilities in excess of other assets         -0.4%                        (64,042)
                                                       --------                   ------------
            NET ASSETS                                   100.0%                   $ 16,119,161
                                                       ========                   ============

At June 30, 2008, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $16,625,531 is:
             Gross unrealized appreciation           $    100,801
             Gross unrealized depreciation               (528,154)
                                                     ------------
             Net unrealized depreciation             $   (427,353)
                                                     ============

(a) Variable rate security; Interst rate shown is the rate in effect as of June 30, 2008.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at June 30, 2008. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c)   All or a portion of this security was on loan at June 30, 2008.

(d) This security was purchased with cash collateral received for securities on loan June 30, 2008.

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                                 June 30, 2008
                                   (Unaudited)
================================================================================

  Shares                                                           Market Value
----------                                                         ------------

               Common Stock 98.9%

               Basic Industries 5.6%
               ---------------------
    40,000     Alcoa Inc.                                          $  1,424,800
    40,000     Carpenter Technology Corp.                             1,746,000
                                                                   ------------
                 Total Basic Industries                               3,170,800
                                                                   ------------

               Business Services 6.6%
               ----------------------
    80,000     AAR Corp                                            $  1,082,400
     4,000     Google Inc. CI A                                       2,105,680
    30,000     Omniture                                                 557,100
                                                                   ------------
                 Total Business Services                              3,745,180
                                                                   ------------

               Capital/Industrial Goods & Services 22.7%
               -----------------------------------------
    40,000     Cummins Inc. (a)                                       2,620,800
     5,000     First Solar Inc. (a)                                   1,364,100
    30,000     General Electric Co.                                     800,700
    50,000     Goodrich Corp.                                         2,373,000
    50,000     Suntech Power Holdings Co. Ltd*(b)                     1,873,000
    30,000     United Technologies Corp.                              1,851,000
    50,000     Wesco International Inc.*                              2,002,000
                                                                   ------------
                 Total Capital/Industrial Goods & Services           12,884,600
                                                                   ------------

               Consumer Goods & Services 13.1%
               -------------------------------
    55,000     Alaska Air Group Inc.                                    843,700
    50,000     America Movil (b)                                      2,637,500
    50,000     Phillips Van Heusen Corp.                              1,831,000
    35,000     Whirlpool Corp. (b)                                    2,160,550
                                                                   ------------
                 Total Consumer Goods                                 7,472,750
                                                                   ------------

               Energy 7.2%
               -----------
    40,000     Holly Corp                                             1,476,800
    40,000     Noble Corp (a)                                         2,598,400
                                                                   ------------
                 Total Energy                                         4,075,200
                                                                   ------------

               Financial Intermediaries 20.6%
               ------------------------------
    40,000     Bank of America Corp.                                    954,800
    10,000     Goldman Sachs Group Inc. (b)                           1,749,000
    50,000     Lincoln National Corp                                  2,266,000
    30,000     NYSE Euronext Inc. (b)                                 1,519,800
   100,000     Stewart Info Services Corp.                            1,934,000
    80,000     Wachovia Corp. (b)                                     1,242,400
   100,000     XL Capital Ltd CI A                                    2,056,000
                                                                   ------------
                 Total Financial Intermediaries                      11,722,000
                                                                   ------------

               Health Care Goods & Services 19.0%
               ----------------------------------
 1,500,000     Antigenics Inc.* (b)                                   2,895,000
   150,000     Bristol Myers Squibb Co                                3,079,500
    50,000     Humana Inc.                                            1,988,500
    40,000     Merck & Co. Inc.                                       1,507,600
    50,000     UnitedHealth Group Inc.                                1,312,500
                                                                   ------------
                 Total Health Care Goods & Svcs                      10,783,100
                                                                   ------------

               Utility 4.1%
               ------------
    70,000     AT & T Inc.                                            2,358,300
                                                                   ------------
                 Total Value of Common Stock
                 (Cost $59,935,518)                                $ 56,211,930
                                                                   ------------

               Short Term Investments 19.1%
               ----------------------------
 1,042,755     PNC Bank Money Market                                  1,042,755
 9,792,450     Institutional Money Market Trust (c)                   9,792,450
                                                                   ------------
                 Total Value Of Short-Term Investments
                   (Cost $10,835,205)                                10,835,205
                                                                   ------------

                 Total Investments in Securities
                   (Cost $70,770,723)                    118.0%      67,047,135
                                                        -----------------------

               Call Options Written                       -1.4%        (768,750)
                                                        ------------------------

               Liabilities in excess of
               Other assets                              -16.6%      (9,454,274)
                                                        ------------------------

               Net Assets                                100.0%    $ 56,824,111
                                                        =======================

At June 30, 2008, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $69,999,255 (net of premiums on options written) is as follows:

               Unrealized appreciation                             $  6,260,335
               Unrealized depreciation                               (9,908,974)
                                                                   -------------
               Net unrealized depreciation                         $ (3,648,639)
                                                                   ============

*     Non-income producing

(a) All or a portion of the security is pledged as collateral for options written

(b) All or a portion of this security was on loan at June 30, 2008. The value of securities on loan was $8,017,900.

(c) This security was purchased with cash collateral received for securities on loan June 30, 2008.


                        Schedule of Call Options Written
                         The Elite Growth & Income Fund
 Contracts                        June 30, 2008
 --------      -----------------------------------------
       400     Cummins Inc. 12/20/08 $75                           $   (232,000)
        50     First Solar Inc. 12/20/08 $300                          (220,750)
       400     Noble Corp. 12/20/08 $65                                (316,000)
                                                                   ------------
                 Total Call Options Written
                   (Premiums ($771,468))                           $   (768,750)
                                                                   ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Elite Group of Mutual Funds
             -------------------------------------------------------------

By (Signature and Title)*        /s/ Richard S. McCormick
                            ----------------------------------------------
                                 Richard S. McCormick, President

Date          July 23, 2008
         -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Richard S. McCormick
                            ----------------------------------------------
                                 Richard S. McCormick, President

Date          July 23, 2008
         -----------------------

By (Signature and Title)*        /s/ John W. Meisenbach
                            ----------------------------------------------
                                 John W. Meisenbach, Treasurer

Date          July 23, 2008
         -----------------------

* Print the name and title of each signing officer under his or her signature.